Note 4 - Vessels, Net (Details Textual)	May 14, 2025 USD ($)	Jan. 10, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jan. 08, 2025 USD ($)	Jan. 07, 2025 USD ($)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment, Net			$ 477,285,311			$ 443,386,898
Restricted Cash			$ 7,175,206			$ 6,926,823
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Number of Vessels Used As Collateral			12
Property, Plant and Equipment, Net			$ 356,545,427
Asset Pledged as Collateral [Member] | Sale Leaseback Financing Transaction [Member]
Property, Plant and Equipment, Net			$ 44,624,867
M/V Dear Panel [Member]
Vessel Construction Costs					$ 47,284,892
M/V Symeon P [Member]
Vessel Construction Costs				$ 47,155,795
Unencumbered Vessels [Member]
Number of Vessels Unencumbered			9
M/V Diamantis [Member]
Proceeds from Sale of Property, Plant, and Equipment		$ 13,200,000
Gain (Loss) on Disposition of Property Plant Equipment		$ 10,200,000
M/V Marcos V [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 50,000,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 39,776,546,000,000
Restricted Cash			$ 5,000,000